RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

28.	RELATED PARTY TRANSACTIONS

a) Transactions with existing related parties:

Net revenues/(expenses): The transactions with related parties for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

(in thousands of $)	2024	2023	2022
First FLNG Holdings (“FFH”) (1)	691	—	—
Avenir (3)	374	339	246
Higas (2)	54	—	—
Magni Partners (4)	(22)	(10)	(32)
Total	1,097	329	214

Receivables: The balances with related parties as of December 31, 2024 and 2023 consisted of the following:

(in thousands of $)	2024	2023
FFH (1)	18,621	—
Higas (2)	6,006	—
Avenir (3)	1,733	7,312
Total	26,360	7,312
(1) First FLNG Holdings ("FFH") - In August 2024, we granted a shareholder loan to FFH, through Gimi MS, for a maximum amount of $20.0 million to enable FFH to fund its portion of Gimi MS’s funding requirements. The shareholder loan is repayable in 2025 and bears an interest rate of 12% per annum, compounded monthly. As of December 31, 2024, $17.9 million was drawn by FFH and interest of $0.7 million was accrued for the years ended December 31, 2024.
(2) Higas - Amounts due from Higas primarily consist of unpaid revolving shareholder loan principal and accrued interest. Following the completion of the Avenir Restructuring on November 8, 2024 (note 17), the $5.25 million shareholder loan and $0.7 million in accrued interest previously held by Avenir were novated to Higas under the same terms, with the maturity extended to February 2027. Additionally, we provided an additional shareholder loan of $1.25 million to Higas which remained undrawn as of December 31, 2024.
(3) Avenir - Amounts due from Avenir as of December 31, 2023, were primarily related to unpaid debt guarantee fees, the shareholder loan principal and related interest and fees. As noted above, the outstanding shareholder loan and related accrued interest were novated to Higas in November 2024. As December 31, 2024, the remaining amounts receivable from Avenir pertain to unpaid debt guarantee fees.
(4) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

b) Transactions with CoolCo

Following the sale of our CoolCo shares in March 2023, CoolCo ceased to be a related party and subsequent transactions with CoolCo and its subsidiaries were treated as third party transactions and settled under normal payment terms.

Net revenues: Summarized below are the transactions with CoolCo and its subsidiaries for the period from January 1, 2023 to March 2, 2023 consists of the following:

(in thousands of $)	Period ended January 1, 2023 to March 2, 2023
Management and administrative services revenue (1)	588
Ship management fees expense (2)	(333)
Debt guarantee fees (3)	175
Commitment fees (4)	21
Total	451
(1) Management and administrative services revenue – Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, and Golar Management (Bermuda) Ltd, entered into the transition services agreement with CoolCo, pursuant to which we provided corporate administrative services to CoolCo, with a fee.
(2) Ship management fee expense – Following completion of the CoolCo Disposal in June 2022, we entered into ship management agreements with CoolCo, for CoolCo to manage our LNG carriers, the Golar Arctic and Golar Tundra, amounting to $0.2 million for the period from January 1, 2023 to March 2, 2023. We also entered into an agreement to sub-contract our contractual vessel management obligations for LNG Croatia and NFE’s fleet of vessels to CoolCo, amounting to $0.1 million for the period from January 1, 2023 to March 2, 2023.

(3) Others – Others pertain to guarantee fees received for remaining as the guarantor for payment obligations for the sale and lease-back obligations of two CoolCo disposed subsidiaries, amounting to $0.2 million for the period from January 1, 2023 to March 2, 2023. Additionally, we provided a 2-year revolving credit facility of $25.0 million to CoolCo earning a commitment fee of 0.5% on the undrawn loan, totaling $21.0 thousand for the period from January 1, 2023 to March 2, 2023 before the facility was terminated on May 28, 2023.

Other transactions:

Subleases with CoolCo - Following the completion of the CoolCo Disposal, we entered into subleases to share office space with CoolCo which amounted to an income of $0.1 million for the period from January 1, 2023 to March 2, 2023.

Share-based payment to CoolCo employees - Following the completion of the CoolCo Disposal, we agreed to honor the restricted stock units granted to the officers and employees in the shipping and FSRU management business that CoolCo acquired. The net expenses relating to these share-based payments amounted to $0.1 million for the period from January 1, 2023 to March 2, 2023 and is included in our equity method investment in CoolCo in the income statement line item “Net (loss)/income from equity method investments.”